Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liabilities at the beginning balance	$ 226,850
Issuance of Public and Private Warrants		$ 11,407,475
Public warrants transfer to Level 1		(11,116,667)
Change in fair value of warrant liabilities	118,017	(63,958)
Warrant liabilities at the ending balance	344,867	$ 226,850	$ 344,867
Change in fair value of warrant liabilities	$ 3,568,017		$ 916,559